Financial instruments (Details 21) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Series Q bonds [Member] | Interest payment [Member]
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	$ 319